FORM N-PX
                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-22946

                        Guggenheim Strategy Funds Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            805 King Farm Boulevard, Suite 600, Rockville, MD 20850
            -------------------------------------------------------
                    (Address of principal executive offices)

       Donald C. Cacciapaglia, President, Guggenheim Strategy Funds Trust
            805 King Farm Boulevard, Suite 600, Rockville, MD 20850
       ------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (301)296.5100

Date of Fiscal year-end:  09/30

Date of reporting period:  7/1/2013 - 6/30/2014

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22946
Reporting Period: 07/01/2013 - 06/30/2014
Guggenheim Strategy Funds Trust









========================== Guggenheim Strategy Fund I ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= Guggenheim Strategy Fund II ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= Guggenheim Strategy Fund III =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== Guggenheim Variable Strategy Fund III =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


GUGGENHEIM STRATEGY FUNDS TRUST
(Registrant)

By:    /s/ Donald C. Cacciapaglia
       -------------------------------------
       Donald C. Cacciapaglia
       President and Chief Executive Officer

Date:  August 15, 2014